Risk/Return Summary - FIMMFunds-Class4ComboPRO	Apr. 02, 2024
FIMMFunds-Class4ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Investments Money Market Funds Class IV May 30, 2023 Prospectus